Certain Long Duration Contracts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain Long Duration Contracts Textual [Abstract]
Guaranteed return of deposits period one	5 years
Guaranteed return of deposits period two	7 years
Guaranteed return of deposits period three	10 years
Net separate account value	$ 105,607	$ 89,071
Amortization of deferred policy acquisition costs	392	433	$ 68
Realized investment gains,net	12	(111)	82
General account distribution for annuity contracts	31	19
Reserve balances on guarantees	915	710
Universal Life [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	3,637	2,991
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	2,606	2,735
Paid claims for variable annuity contracts with guarantees	14	36
General account value for annuity contracts	9,800	5,300
Reserve balances on guarantees	164	170
GLWB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	84	149
Increase to benefits and claim	32	62	164
Amortization of deferred policy acquisition costs	10	21	28
Realized investment gains,net			$ 187
General account value for annuity contracts	351	230
General account distribution for annuity contracts	3,700	2,500
Reserve balances on guarantees	300	297
GLWB [Member] | Universal Life [Member]
Certain Long Duration Contracts Textual [Abstract]
Increase to benefits and claim	42	21
Amortization of deferred policy acquisition costs	22	9
GMAB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	291	359
GMIB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	355	347
Net general account value	$ 46	$ 47